Annual Operating Expenses - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 70% Portfolio	Apr. 29, 2024
VIP FundsManager 70% Portfolio - Service Class
Operating Expenses:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none
Acquired fund fees and expenses	0.64%
Total annual operating expenses	0.89%	[1]
Fee waiver and/or expense reimbursement	0.15%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.74%	[1]
VIP FundsManager 70% Portfolio - Service Class 2
Operating Expenses:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.64%
Total annual operating expenses	1.04%	[1]
Fee waiver and/or expense reimbursement	0.15%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.89%	[1]

[1]	ADiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]	BFidelity Management & Research Company LLC (FMR) has contractually agreed to waive 0.05% of the fund's management fee. This arrangement will remain in effect through April 30, 2025. In addition FMR has contractually agreed to reimburse 0.10% of class-level expenses for Service Class and Service Class 2. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as Service Class and Service Class 2 continue to be sold to unaffiliated insurance companies. If Service Class and Service Class 2 are no longer sold to unaffiliated insurance companies, FMR, in its sole discretion, may discontinue the arrangement.